UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-10157

Franklin Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end:  7/31

Date of reporting period:  04/30/17

Item 1. Schedule of Investments.

FRANKLIN GLOBAL TRUST

Consolidated Statement of Investments, April 30, 2017 (unaudited)
Franklin Emerging Market Debt Opportunities Fund
	Country/
	Organization	Warrants		Value

Warrants 2.4%
[a] Central Bank of Nigeria, wts., 11/15/20	Nigeria	64,000		$4,864,000
[b,c,d] Government of Ukraine, Reg S, VRI, GDP Linked Security,
5/31/40	Ukraine	7,700,000		2,727,032
[a,b] Government of Venezuela, Oil Value Recovery wts., 4/15/20	Venezuela	925,920		4,629,600
Total Warrants (Cost $31,791,416)				12,220,632

		Principal
		Amount*

Quasi-Sovereign and Corporate Bonds 33.8%
Banks 7.9%
[e,f] Astana Finance JSC, secured note, 144A, zero cpn., 12/22/24	Kazakhstan	136,566		1,366
[e] BGEO Group JSC, senior note, 144A, 6.00%, 7/26/23	Georgia	3,000,000		3,030,000
[e] Fidelity Bank PLC, senior note, 144A, 6.875%, 5/09/18	Nigeria	12,100,000		11,319,550
[c] International Bank of Azerbaijan OJSC, senior note, Reg S,
5.625%, 6/11/19	Azerbaijan	10,500,000		10,586,520
[e] National Savings Bank, senior note, 144A, 8.875%, 9/18/18	Sri Lanka	4,000,000		4,259,740
[e] Petra Diamonds US Treasury PLC, second lien, 144A, 7.25%,
5/01/22	South Africa	1,900,000		1,988,872
[f,g,h] Sphynx Capital Markets PCC (National Investment Bank of
Ghana), PTN, zero cpn., 2/05/09	Ghana	8,000,000		9,538,950
				40,724,998
Building Products 1.9%
[e] St. Marys Cement Inc., senior bond, 144A, 5.75%, 1/28/27	Brazil	4,600,000		4,599,517
[e] Tecnoglass Inc., senior note, 144A, 8.20%, 1/31/22	Colombia	5,000,000		5,262,500
				9,862,017
Chemicals 0.8%
[e] Braskem Finance Ltd., senior note, 144A, 5.375%, 5/02/22	Brazil	4,200,000		4,349,709
Commercial Services & Supplies 0.9%
[c] Red de Carreteras de Occidente Sapib de CV, senior secured
bond, Reg S, 9.00%, 6/10/28	Mexico	90,000,000	MXN	4,626,318
Diversified Financial Services 4.0%
[e] Fideicomiso PA Costera,
senior bond, 144A, 6.75%, 1/15/34	Colombia	2,000,000		2,065,000
[i]senior secured bond, B, 144A, Index Linked, 6.25%, 1/15/34.	Colombia	10,249,439,786	COP	3,553,510
[e] O1 Properties Finance PLC, senior note, 144A, 8.25%, 9/27/21	Russia	5,400,000		5,514,750
[e] Rio Oil Finance Trust, senior secured bond, 144A, 9.25%,
7/06/24	Brazil	9,030,629		9,346,701
				20,479,961
Diversified Telecommunication Services 3.1%
[c] Empresa de Telecommunicaciones de Bogota SA, senior note,
Reg S, 7.00%, 1/17/23	Colombia	27,200,000,000	COP	7,138,382
[e] MTN (Mauritius) Investments Ltd., 144A, 4.755%, 11/11/24	South Africa	7,500,000		7,159,125
[c,g] Oi SA, senior note, Reg S, 9.75%, 9/15/16	Brazil	26,100,000	BRL	1,865,078
				16,162,585
Food & Staples Retailing 1.5%
[e] JBS Investments GmbH, senior note, 144A, 7.25%, 4/03/24	Brazil	7,300,000		7,670,001

Quarterly Consolidated Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN GLOBAL TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*		Value

Quasi-Sovereign and Corporate Bonds (continued)
Gas Utilities 1.1%
[e] Southern Gas Corridor CJSC, senior note, 144A, 6.875%,
3/24/26	Azerbaijan	4,900,000		$5,423,492
Industrial Conglomerates 1.0%
[e] Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	Turkey	5,000,000		5,179,300
Metals & Mining 1.6%
[e] Ferrexpo Finance PLC, senior note, 144A, 10.375%, 4/07/19.	Ukraine	8,000,000		8,388,440
Multiline Retail 0.2%
[e,j] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22	South Africa	4,121,759		391,567
[e,j] K2016740260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22	South Africa	595,341		806,687
				1,198,254
Municipal Bonds 4.6%
[c] Bogota Distrito Capital, senior bond, Reg S, 9.75%, 7/26/28	Colombia	14,600,000,000	COP	5,343,813
Province of Salta Argentina,
[e]senior secured note, 144A, 9.50%, 3/16/22	Argentina	2,647,800		2,847,709
[c]senior secured note, Reg S, 9.50%, 3/16/22	Argentina	1,949,958		2,097,179
[e] Provincia de Neuquen Argentina, senior secured bond, 144A,
8.625%, 5/12/28	Argentina	9,913,000		10,974,038
[e] Provincia de Tierra Del Fuego Argentina, senior secured bond,
144A, 8.95%, 4/17/27	Argentina	2,600,000		2,745,171
				24,007,910
Oil, Gas & Consumable Fuels 2.2%
[e] Georgian Oil and Gas Corp JSC, senior note, 144A, 6.75%,
4/26/21	Georgia	6,000,000		6,326,520
Petroleum Co. of Trinidad and Tobago Ltd.,
[e]senior bond, 144A, 6.00%, 5/08/22	Trinidad and Tobago	3,620,833		3,593,043
[c]senior bond, Reg S, 6.00%, 5/08/22	Trinidad and Tobago	1,191,667		1,182,521
				11,102,084
Road & Rail 1.3%
[e] Kazakhstan Temir Zholy Finance BV, senior bond, 144A, 6.95%,
7/10/42	Kazakhstan	6,250,000		6,614,781
Textiles, Apparel & Luxury Goods 1.0%
[e] Golden Legacy PT Ltd., senior note, 144A, 8.25%, 6/07/21	Indonesia	5,000,000		5,315,900
Wireless Telecommunication Services 0.7%
[e] Millicom International Cellular SA, senior note, 144A, 6.625%,
10/15/21	Colombia	3,536,000		3,706,930
Total Quasi-Sovereign and Corporate Bonds
(Cost $182,586,267)				174,812,680

Loan Participations and Assignments 18.2%
[e] Ardshininvestbank CJSC, senior note, 144A, 12.00%, 7/29/20	Armenia	6,620,000		6,570,350
[c,g] Credit Suisse First Boston International, (City of Kyiv), secured
bond, Reg S, 8.00%, 11/06/15	Ukraine	11,975,000		8,322,625
[k] Deutsche Bank AG (Government of Iraq), 2.571%, 1/01/28	Iraq	915,085,168	JPY	5,460,866
[k,l] Development Bank of South Africa Ltd. (Government of Angola),
Tranche 2, senior note, FRN, 7.57%, 12/20/23.	Angola	10,412,500		9,389,175
Tranche 3B, senior note, FRN, 7.57%, 12/20/23.	Angola	9,800,000		8,836,871

|2

FRANKLIN GLOBAL TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*			Value

Loan Participations and Assignments (continued)
[k,l] Ethiopian Railway Corp. (Republic of Ethiopia), FRN, 5.10%,
8/02/21	Ethiopia	9,300,000			$8,794,617
[c] FBN Finance Co. BV, (First Bank of Nigeria Ltd.), sub. note, Reg
S, 8.00% to 7/23/19, FRN thereafter, 7/23/21	Nigeria	7,800,000			6,862,284
[a,j,k,m] Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual	United States	455,579			455,579
[k,l] Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
0.563%, 1/01/28	Iraq	272,563,693		JPY	1,699,236
[k,l] Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%,
1/01/28	Iraq	477,002,974		JPY	2,973,765
[g,k] NK Debt Corp.,
144A, zero cpn., 3/12/20	North Korea	4,250,000		DEM	—
Reg S, zero cpn., 3/12/20	North Korea	2,000,000		CHF	—
Reg S, zero cpn., 3/12/20	North Korea	18,000,000		DEM	—
[e] Oilflow SPV 1 DAC (Kurdistan Regional Government), secured
note, 144A, 12.00%, 1/13/22	Iraq	7,600,000			7,980,000
[k,l] Societe des Hydrocarbures du Tchad, Tranche 4, FRN, 8.086%,
12/30/22	Chad	16,478,377			16,008,743
[e] SSB No. 1 PLC (OJSC State Savings Bank of Ukraine), senior
note, 144A, 9.625%, 3/20/25	Ukraine	11,000,000			11,039,820
Total Loan Participations and Assignments
(Cost $101,109,943)					94,393,931

Foreign Government and Agency Securities
40.8%
Banque Centrale de Tunisie International Bond,
senior bond, 4.30%, 8/02/30	Tunisia	610,000,000		JPY	4,401,377
senior bond, 4.20%, 3/17/31	Tunisia	680,000,000		JPY	4,790,236
[c] Ethiopia International Bond, Reg S, 6.625%, 12/11/24	Ethiopia	1,800,000			1,785,033
[e] Government of Armenia, 144A, 7.15%, 3/26/25	Armenia	4,500,000			4,921,875
[l] Government of Bosnia & Herzegovina,
FRN, 0.563%, 12/11/17	Bosnia and Herzegovina	700,000		DEM	378,169
[c]senior bond, B, Reg S, FRN, 0.563%, 12/11/21	Bosnia and Herzegovina	14,642,500		DEM	6,911,485
[e] Government of Cameroon, senior note, 144A, 9.50%, 11/19/25	Cameroon	8,200,000			9,375,347
[e] Government of Egypt, senior note, 144A, 7.50%, 1/31/27	Egypt	1,400,000			1,513,750
[c] Government of El Salvador, senior bond, Reg S, 7.65%, 6/15/35 .	El Salvador	14,800,000			13,492,272
[e] Government of Gabon, 144A, 6.95%, 6/16/25	Gabon	8,700,000			8,645,756
Government of Ghana,
25.40%, 7/31/17	Ghana	13,750,000		GHS	3,295,210
23.00%, 8/21/17	Ghana	12,450,000		GHS	2,971,906
24.75%, 7/19/21	Ghana	9,180,000		GHS	2,508,361
[e] Government of Grenada, senior bond, 144A, 7.00%, 5/12/30	Grenada	10,682,170			6,062,131
[c] Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	12,600,000			11,269,692
Government of Jamaica, senior bond, 7.875%, 7/28/45	Jamaica	5,000,000			5,817,500
[e,n] Government of Jordan, senior bond, 144A, 6.125%, 1/29/26	Jordan	2,300,000			2,355,384
Government of Mexico, senior note, M, 5.00%, 12/11/19.	Mexico	1,547,000	[o]	MXN	7,852,458
Government of Russia, 7.50%, 3/15/18.	Russia	637,000,000		RUB	11,139,914
[c] Government of Seychelles, senior bond, Reg S, 7.00% to
1/01/18, 8.00% thereafter, 1/01/26	Seychelles	9,450,000			9,757,125
Government of South Africa, 7.00%, 2/28/31	South Africa	270,000,000		ZAR	16,818,641
Government of Turkey, 8.70%, 7/11/18	Turkey	57,000,000		TRY	15,622,484

|3

FRANKLIN GLOBAL TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*			Value

Foreign Government and Agency Securities
(continued)
Government of Uganda,
10.75%, 2/22/18	Uganda	2,200,000,000		UGX	$589,630
16.125%, 3/22/18.	Uganda	4,420,000,000		UGX	1,234,118
14.625%, 11/01/18	Uganda	1,294,800,000		UGX	355,135
13.75%, 6/13/19	Uganda	10,750,000,000		UGX	2,881,589
[i] Government of Uruguay, senior bond, Index Linked, 3.70%,
6/26/37	Uruguay	493,968,893		UYU	14,985,626
[c] Government of Venezuela,
Reg S, 6.00%, 12/09/20	Venezuela	11,900,000			6,211,800
senior bond, Reg S, 7.65%, 4/21/25	Venezuela	9,000,000			4,218,750
International Finance Corp.,
senior note, 6.45%, 10/30/18	Supranational[p]	200,000,000		INR	3,131,996
[f]senior note, 10.25%, 12/05/18	Supranational[p]	3,407,800		AZN	2,002,838
Kenya Infrastructure Bond, 11.00%, 9/15/25	Kenya	806,900,000		KES	7,323,869
[c] Mestenio Ltd., secured note, Reg S, 8.50%, 1/02/20	Dominican Republic	1,760,000			1,861,200
[i] Mexican Udibonos,
Index Linked, 4.50%, 12/04/25.	Mexico	382,281	[q]	MXN	2,227,150
Index Linked, 4.00%, 11/15/40.	Mexico	439,767	[q]	MXN	2,435,800
[e,g] Mozambique International Bond, senior note, 144A, 10.50%,
1/18/23	Mozambique	8,664,000			6,266,931
[e] Peruvian Government International Bond, senior bond, 144A,
6.35%, 8/12/28	Peru	4,600,000		PEN	1,492,116
[e] Republic of Suriname, senior note, 144A, 9.25%, 10/26/26	Suriname	2,500,000			2,503,260
Total Foreign Government and Agency
Securities (Cost $226,258,406)					211,407,914

		Shares

Common Stocks 0.0%†
[b,f] Astana Finance JSC, GDR, 144A	Kazakhstan	193,625			—
[b,k] Holdco 2, A	South Africa	55,882,058			41,809
[b,k] Holdco 2, B	South Africa	5,561,052			4,161
					45,970
Total Common Stocks (Cost $433,378)					45,970

		Units

Private Limited Partnership Fund (Cost
$4,600,000) 0.0%†
Diversified Financial Services 0.0%†
[a,b,k,r] Global Distressed Alpha Fund III LP	United States	4,424,861			212,402
Total Investments before Short Term
Investments (Cost $546,779,410)					493,093,529

|4

FRANKLIN GLOBAL TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/
	Organization	Shares	Value
Short Term Investments (Cost $15,134,118) 2.9%
Money Market Funds 2.9%
[s,t] Institutional Fiduciary Trust Money Market Portfolio, 0.37%	United States	15,134,118	$15,134,118
Total Investments (Cost $561,913,528) 98.1%			508,227,647
Other Assets, less Liabilities 1.9%			9,668,067
Net Assets 100.0%.			$517,895,714

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSee Note 9 regarding investment in Alternative Strategies Ltd.
bNon-income producing.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2017, the aggregate value of these securities was $106,259,109, representing 20.5% of net assets.
dThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
April 30, 2017, the aggregate value of these securities was $201,160,639, representing 38.8% of net assets.
fSecurity has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2017, the aggregate value of these securities was $11,543,154, representing 2.2% of net assets.
gDefaulted security or security for which income has been deemed uncollectible.
hRepresents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
iPrincipal amount of security is adjusted for inflation.
jIncome may be received in additional securities and/or cash.
kSee Note 6 regarding restricted securities.
lThe coupon rate shown represents the rate at period end.
mPerpetual security with no stated maturity date.
nSecurity purchased on a delayed delivery basis.
oPrincipal amount is stated in 100 Mexican Peso Units.
pA supranational organization is an entity formed by two or more central governments through international treaties.
qPrincipal amount is stated in Unidad de Inversion Units.
rThe Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
sSee Note 8 regarding investments in affiliated management investment companies.
tThe rate shown is the annualized seven-day yield at period end.

|5

FRANKLIN GLOBAL TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

At April 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	CITI	Sell	2,700,000	$2,866,050	6/19/17	$—	$(83,036)
Euro	MSCO	Sell	2,000,000	2,121,483	6/19/17	—	(63,026)
Euro	RBCCM	Sell	2,000,000	2,121,132	6/19/17	—	(63,376)
Japanese Yen	CITI	Sell	740,000,000	6,547,554	6/19/17	—	(107,264)
Japanese Yen	MSCO	Sell	700,000,000	6,177,519	6/19/17	—	(117,580)
Japanese Yen	RBCCM	Sell	700,000,000	6,177,197	6/19/17	—	(117,901)
Total Forward Exchange Contracts						$—	$(552,183)
Net unrealized appreciation (depreciation)							$(552,183)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 25.

|6

FRANKLIN GLOBAL TRUST

Statement of Investments, April 30, 2017 (unaudited)
Franklin Global Listed Infrastructure Fund
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests 98.6%
Airport Services 16.5%
Aena SA	Spain	11,644	$2,054,777
Auckland International Airport Ltd	New Zealand	188,138	891,441
BBA Aviation PLC	United Kingdom	96,140	387,663
Beijing Capital International Airport Co. Ltd	China	292,000	412,198
[a] Enav SpA	Italy	60,754	248,834
Flughafen Zuerich AG	Switzerland	4,930	1,085,977
[a] Grupo Aeroportuario del Centro Norte SAB de CV, ADR	Mexico	7,100	314,956
Grupo Aeroportuario del Pacifico SAB de CV, ADR	Mexico	10,311	1,060,899
Japan Airport Terminal Co. Ltd	Japan	8,700	302,140
Sydney Airport	Australia	48,125	248,272
			7,007,157
Construction & Engineering 3.3%
Eiffage SA	France	6,253	529,654
[a] Ferrovial SA	Spain	17,392	370,093
Vinci SA	France	6,170	524,908
			1,424,655
Electric Utilities 24.5%
[a] Adani Transmissions Ltd	India	303,624	366,720
American Electric Power Co. Inc	United States	11,190	759,018
CLP Holdings Ltd	Hong Kong	14,000	147,682
Edison International	United States	6,700	535,799
Emera Inc	Canada	22,400	775,441
Enel Americas SA, ADR	Chile	21,780	215,840
Enel SpA	Italy	264,412	1,256,937
Exelon Corp	United States	17,400	602,562
Iberdrola SA	Spain	162,587	1,169,254
NextEra Energy Inc	United States	13,050	1,742,958
PG&E Corp	United States	26,590	1,782,859
Xcel Energy Inc	United States	23,350	1,051,917
			10,406,987
Gas Utilities 2.7%
Atmos Energy Corp	United States	8,830	715,407
Gujarat State Petronet Ltd	India	42,701	120,219
Hong Kong and China Gas Co. Ltd	Hong Kong	148,000	295,688
			1,131,314
Highways & Railtracks 16.1%
Abertis Infraestructuras SA	Spain	85,154	1,498,046
Atlantia SpA	Italy	53,322	1,352,187
CCR SA	Brazil	39,800	221,860
Groupe Eurotunnel SE	France	49,710	546,094
Jiangsu Expressway Co. Ltd., H	China	180,000	265,666
Macquarie Atlas Roads Group.	Australia	57,475	229,804
Transurban Group	Australia	297,629	2,718,766
			6,832,423
Independent Power Producers & Energy Traders 0.8%
[a] Uniper SE	Germany	20,661	339,166

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Integrated Telecommunication Services 0.9%
Bharti Infratel Ltd	India	23,981	$132,308
Cellnex Telecom SAU.	Spain	13,483	238,297
			370,605
Marine Ports & Services 1.4%
COSCO Shipping Ports Ltd	China	224,000	245,363
DP World Ltd	United Arab Emirates	16,396	335,134
			580,497
Multi-Utilities 9.1%
DTE Energy Co	United States	10,290	1,076,231
National Grid PLC	United Kingdom	97,090	1,257,607
Sempra Energy	United States	10,160	1,148,283
Veolia Environnement	France	20,350	386,597
			3,868,718
Oil & Gas Storage & Transportation 20.0%
[a] Cheniere Energy Inc	United States	7,840	355,544
Cheniere Energy Partners LP Holdings LLC	United States	46,040	1,182,307
Enbridge Inc	Canada	31,044	1,286,885
Energy Transfer Equity LP	United States	35,692	666,013
EQT GP Holdings LP	United States	8,322	226,109
Kinder Morgan Inc	United States	23,430	483,361
MPLX LP	United States	13,561	477,754
Pembina Pipeline Corp	Canada	30,800	981,610
Targa Resources Corp	United States	6,200	341,806
TransCanada Corp	Canada	38,207	1,774,166
Veresen Inc	Canada	11,700	130,553
The Williams Cos. Inc	United States	19,120	585,646
			8,491,754
Renewable Electricity 0.6%
Boralex Inc., A	Canada	16,200	247,943
Water Utilities 2.7%
American Water Works Co. Inc	United States	9,320	743,363
Beijing Enterprises Water Group Ltd	China	202,000	154,782
Guangdong Investment Ltd	China	152,000	235,283
			1,133,428
Total Common Stocks and Other Equity Interests
(Cost $35,486,398)			41,834,647

|8

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)
	Country	Shares	Value
Preferred Stocks (Cost $180,742) 0.4%
Water Utilities 0.4%
[b] Cia de Saneamento do Parana, 6.133%, pfd	Brazil	61,100	$197,814
Total Investments before Short Term Investments
(Cost $35,667,140)			42,032,461

Short Term Investments (Cost $869,733) 2.1%
Money Market Funds 2.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.37%	United States	869,733	869,733
Total Investments (Cost $36,536,873) 101.1%			42,902,194
Other Assets, less Liabilities (1.1)%			(465,625)
Net Assets 100.0%			$42,436,569

See Abbreviations on page 25.

aNon-income producing.
bVariable rate security. The rate shown represents the yield at period end.
cSee Note 8 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|9

FRANKLIN GLOBAL TRUST

Statement of Investments, April 30, 2017 (unaudited)
Franklin Global Real Estate Fund
	Country	Shares	Value

Common Stocks 99.1%
Diversified Real Estate Activities 10.8%
CapitaLand Ltd	Singapore	649,324	$1,747,519
City Developments Ltd	Singapore	161,800	1,249,604
Mitsubishi Estate Co. Ltd	Japan	185,754	3,550,554
Mitsui Fudosan Co. Ltd	Japan	174,695	3,840,045
New World Development Co. Ltd	Hong Kong	1,476,000	1,838,785
Sun Hung Kai Properties Ltd	Hong Kong	115,727	1,736,306
Tokyo Tatemono Co. Ltd	Japan	78,290	1,068,597
The Wharf Holdings Ltd	Hong Kong	87,694	749,179
			15,780,589
Diversified REITs 8.7%
Activia Properties Inc	Japan	205	976,848
GPT Group	Australia	334,261	1,313,959
Hispania Activos Inmobiliarios SOCIMI SA	Spain	85,154	1,285,629
Hulic REIT Inc	Japan	441	708,386
Kenedix Office Investment Corp	Japan	231	1,310,109
Land Securities Group PLC	United Kingdom	136,705	1,958,438
Stockland	Australia	414,754	1,506,153
United Urban Investment Corp	Japan	612	925,401
VEREIT Inc	United States	206,500	1,728,405
Washington REIT.	United States	29,400	931,098
			12,644,426
Health Care REITs 6.4%
CareTrust REIT Inc	United States	50,100	852,702
HCP Inc	United States	78,254	2,453,263
Physicians Realty Trust.	United States	37,300	732,572
Ventas Inc	United States	32,209	2,061,698
Welltower Inc	United States	45,958	3,283,240
			9,383,475
Hotel & Resort REITs 3.4%
Hoshino Resorts REIT Inc	Japan	114	579,028
Host Hotels & Resorts Inc	United States	101,420	1,820,489
Invincible Investment Corp	Japan	1,272	487,409
Summit Hotel Properties Inc	United States	70,200	1,160,406
Sunstone Hotel Investors Inc	United States	61,399	914,231
			4,961,563
Hotels, Resorts & Cruise Lines 0.4%
Hilton Worldwide Holdings Inc	United States	10,203	601,671
Industrial REITs 8.8%
First Industrial Realty Trust Inc	United States	48,700	1,370,418
Frasers Logistics & Industrial Trust	Singapore	788,200	569,810
Goodman Group	Australia	317,271	1,926,584
Mapletree Logistics Trust	Singapore	618,837	500,527
Nippon Prologis REIT Inc	Japan	469	991,998
PLA Administradora Industrial S de RL de CV	Mexico	440,100	742,402
Prologis Inc	United States	68,620	3,733,614
Rexford Industrial Realty Inc	United States	43,800	1,092,372
Segro PLC	United Kingdom	311,240	1,958,096
			12,885,821

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Office REITs 12.2%
Alexandria Real Estate Equities Inc	United States	20,084	$2,259,651
Boston Properties Inc	United States	21,932	2,776,591
Brandywine Realty Trust	United States	52,700	894,319
Derwent London PLC	United Kingdom	30,768	1,173,296
Dexus Property Group	Australia	232,560	1,776,119
Highwoods Properties Inc	United States	19,266	980,254
Japan Real Estate Investment Corp	Japan	241	1,269,502
Kilroy Realty Corp	United States	24,930	1,758,313
Mack-Cali Realty Corp	United States	30,100	814,205
SL Green Realty Corp	United States	16,359	1,716,550
Vornado Realty Trust	United States	24,925	2,398,782
			17,817,582
Real Estate Development 2.9%
Cheung Kong Property Holdings Ltd	Hong Kong	402,500	2,887,493
China Resources Land Ltd	China	174,000	483,197
Sino Land Co. Ltd	Hong Kong	461,045	781,231
			4,151,921
Real Estate Operating Companies 7.1%
ADO Properties SA	Germany	10,480	383,573
[a] ADO Properties SA, 144A.	Germany	25,679	939,864
Buwog AG	Austria	43,776	1,182,116
Deutsche Wohnen AG	Germany	66,840	2,285,469
Fabege AB	Sweden	57,140	984,411
First Capital Realty Inc	Canada	44,200	642,485
Hemfosa Fastigheter AB	Sweden	76,282	707,044
Hufvudstaden AB, A	Sweden	61,466	963,177
Hysan Development Co. Ltd	Hong Kong	216,624	1,022,100
Vonovia SE	Germany	32,767	1,186,260
			10,296,499
Residential REITs 12.2%
American Homes 4 Rent, A	United States	85,400	1,968,470
Apartment Investment & Management Co., A	United States	26,497	1,158,979
AvalonBay Communities Inc	United States	20,248	3,843,880
Camden Property Trust	United States	15,100	1,243,183
Canadian Apartment Properties REIT	Canada	51,300	1,273,010
Education Realty Trust Inc	United States	16,400	635,828
Equity Lifestyle Properties Inc	United States	22,102	1,788,273
Equity Residential	United States	26,823	1,732,229
Essex Property Trust Inc	United States	4,100	1,002,327
Mid-America Apartment Communities Inc	United States	20,500	2,033,805
Unite Group PLC	United Kingdom	137,915	1,155,809
			17,835,793
Retail REITs 20.3%
Agree Realty Corp	United States	16,800	814,464
GGP Inc	United States	75,916	1,640,545
Hammerson PLC	United Kingdom	174,543	1,328,253
Kimco Realty Corp	United States	26,551	538,720
Klepierre	France	40,318	1,582,819
Link REIT	Hong Kong	291,466	2,096,568
The Macerich Co	United States	8,393	523,975
National Retail Properties Inc	United States	23,000	971,060

|11

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Retail REITs (continued)
Realty Income Corp	United States	38,524	$2,247,875
Regency Centers Corp	United States	33,381	2,109,011
Retail Properties of America Inc., A	United States	84,900	1,132,566
Scentre Group	Australia	662,484	2,137,910
Simon Property Group Inc	United States	37,210	6,149,325
Smart REIT	Canada	31,700	751,566
Unibail-Rodamco SE	France	13,416	3,294,737
Weingarten Realty Investors	United States	43,260	1,417,630
Westfield Corp	Australia	113,936	774,611
			29,511,635
Specialized REITs 5.9%
Coresite Realty Corp	United States	13,131	1,284,868
CubeSmart	United States	42,947	1,088,277
CyrusOne Inc	United States	16,600	907,024
Digital Realty Trust Inc	United States	23,627	2,713,325
Public Storage	United States	12,288	2,572,862
			8,566,356
Total Common Stocks (Cost $108,516,539)			144,437,331
		Principal
		Amount

Short Term Investments (Cost $1,100,000) 0.7%
Time Deposits 0.7%
Royal Bank of Canada, 0.73%, 5/01/17	United States	$1,100,000	1,100,000
Total Investments (Cost $109,616,539) 99.8%			145,537,331
Other Assets, less Liabilities 0.2%			241,483
Net Assets 100.0%			$145,778,814

See Abbreviations on page 25.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
April 30, 2017, the value of this security was $939,864, representing 0.6% of net assets.

|12

FRANKLIN GLOBAL TRUST

Statement of Investments, April 30, 2017 (unaudited)
Franklin International Growth Fund
	Country	Shares	Value
Common Stocks 96.9%
Aerospace & Defense 3.0%
MTU Aero Engines AG	Germany	75,000	$10,755,476
Auto Components 2.9%
Delphi Automotive PLC	United Kingdom	130,000	10,452,000
Banks 2.9%
[a,b] Irish Bank Resolution Corp. Ltd	Ireland	11,500	—
KBC Groep NV	Belgium	145,000	10,468,827
			10,468,827
Biotechnology 5.1%
[a] Alkermes PLC	United States	178,000	10,368,500
CSL Ltd	Australia	82,000	8,138,238
			18,506,738
Capital Markets 7.8%
Azimut Holding SpA	Italy	590,000	11,516,952
CI Financial Corp	Canada	460,000	8,998,461
Deutsche Boerse AG	Germany	78,000	7,634,142
			28,149,555
Chemicals 8.4%
Koninklijke DSM NV	Netherlands	132,000	9,442,532
Symrise AG.	Germany	139,000	9,731,295
Umicore SA.	Belgium	190,000	11,124,477
			30,298,304
Diversified Consumer Services 3.0%
[a] TAL Education Group, ADR.	China	90,000	10,719,900
Energy Equipment & Services 2.7%
Amec Foster Wheeler PLC	United Kingdom	1,400,000	9,846,871
Health Care Equipment & Supplies 5.5%
Cochlear Ltd	Australia	86,000	9,007,223
GN Store Nord A/S	Denmark	415,000	10,793,348
			19,800,571
Household Products 2.3%
Reckitt Benckiser Group PLC	United Kingdom	88,000	8,105,573
Internet & Direct Marketing Retail 4.6%
Start Today Co. Ltd	Japan	320,000	6,834,478
[a] Vipshop Holdings Ltd., ADR	China	700,000	9,709,000
			16,543,478
Internet Software & Services 5.3%
[a] Just Eat PLC	United Kingdom	1,300,000	9,716,046
MercadoLibre Inc	Argentina	41,000	9,385,310
			19,101,356
IT Services 2.7%
Worldpay Group PLC	United Kingdom	2,542,000	9,877,958
Machinery 5.4%
GEA Group AG	Germany	200,000	8,505,255
Weir Group PLC.	United Kingdom	420,000	10,831,558
			19,336,813

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Media 1.6%
ITV PLC	United Kingdom	2,184,000	$5,940,764
Multiline Retail 2.6%
Dollarama Inc	Canada	106,000	9,280,533
Pharmaceuticals 8.1%
Hikma Pharmaceuticals PLC	United Kingdom	400,000	10,035,985
Roche Holding AG	Switzerland	39,000	10,201,688
Santen Pharmaceutical Co. Ltd	Japan	630,000	8,859,066
			29,096,739
Professional Services 2.4%
Experian PLC	United Kingdom	400,000	8,595,611
Road & Rail 3.4%
DSV AS	Denmark	220,000	12,255,424
Software 10.8%
[a] Line Corp	Japan	270,000	9,364,652
The Sage Group PLC	United Kingdom	1,250,000	10,848,138
SAP SE	Germany	98,000	9,828,602
Sophos Group PLC	United Kingdom	2,030,000	8,895,460
			38,936,852
Textiles, Apparel & Luxury Goods 2.5%
Luxottica Group SpA	Italy	155,000	8,982,368
Trading Companies & Distributors 3.9%
[a] Noble Group Ltd	Hong Kong	45,000,000	4,605,970
Wolseley PLC	United Kingdom	150,000	9,528,227
			14,134,197
Total Common Stocks (Cost $283,762,177)			349,185,908

Short Term Investments (Cost $10,356,710) 2.9%
Money Market Funds 2.9%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.37%	United States	10,356,710	10,356,710
Total Investments (Cost $294,118,887) 99.8%			359,542,618
Other Assets, less Liabilities 0.2%			875,774
Net Assets 100.0%			$360,418,392

See Abbreviations on page 25.

aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.
cSee Note 8 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|14

FRANKLIN GLOBAL TRUST

Statement of Investments, April 30, 2017 (unaudited)
Franklin International Small Cap Growth Fund
	Country	Shares	Value
Common Stocks 99.7%
Air Freight & Logistics 3.1%
Panalpina Welttransport Holding AG	Switzerland	317,499	$42,020,519
Beverages 1.0%
C&C Group PLC	Ireland	3,258,130	13,440,371
Building Products 1.0%
Uponor OYJ	Finland	718,948	13,618,980
Capital Markets 4.6%
[a] Fairfax India Holdings Corp	Canada	4,492,000	62,393,880
Commercial Services & Supplies 8.8%
Berendsen PLC	United Kingdom	1,234,412	13,415,056
Elis SA	France	2,833,460	58,643,275
ISS A/S	Denmark	662,700	27,483,710
[a] Serco Group PLC	United Kingdom	13,028,010	19,507,710
			119,049,751
Construction & Engineering 1.9%
Morgan Sindall Group PLC	United Kingdom	1,897,123	26,047,841
Distributors 3.3%
[b] Headlam Group PLC	United Kingdom	5,372,888	44,610,408
Diversified Financial Services 4.4%
Kennedy Wilson Europe Real Estate PLC	United Kingdom	4,456,500	59,976,323
Energy Equipment & Services 3.8%
Amec Foster Wheeler PLC.	United Kingdom	7,316,100	51,457,638
Equity Real Estate Investment Trusts (REITs) 10.4%
Green REIT PLC	Ireland	32,323,781	48,062,055
[b] Irish Residential Properties REIT PLC	Ireland	28,014,700	39,976,503
[b,c] Lar Espana Real Estate Socimi SA	Spain	6,357,210	52,629,310
			140,667,868
Food & Staples Retailing 3.7%
Sligro Food Group NV	Netherlands	420,163	17,087,616
Total Produce PLC	Ireland	15,245,100	33,594,926
			50,682,542
Food Products 1.0%
Cloetta AB, B	Sweden	3,272,300	13,225,668
Hotels, Restaurants & Leisure 3.2%
[a] Dalata Hotel Group PLC	Ireland	8,042,958	43,280,301
Insurance 10.5%
[a] Arch Capital Group Ltd	United States	394,407	38,245,647
Euler Hermes Group	France	224,921	21,969,729
Fairfax Financial Holdings Ltd	Canada	86,000	39,317,166
RenaissanceRe Holdings Ltd	United States	295,500	42,011,235
			141,543,777
Internet Software & Services 3.5%
[a] 58.com Inc., ADR	China	1,195,400	47,313,932
Leisure Products 4.9%
Bandai Namco Holdings Inc	Japan	894,700	28,060,991
Beneteau SA	France	2,721,600	38,614,423
			66,675,414

Quarterly Statement of Investments | See Notes to Statements of Investments. | 15

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Small Cap Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Machinery 2.7%
Vesuvius PLC.	United Kingdom	1,004,775	$6,897,871
Zardoya Otis SA	Spain	3,149,108	29,192,053
			36,089,924
Marine 7.3%
[b] Clarkson PLC	United Kingdom	1,798,229	66,709,608
[a,b] Diana Shipping Inc	Greece	7,909,500	31,558,905
			98,268,513
Media 1.7%
ASATSU-DK Inc	Japan	883,800	22,920,824
Metals & Mining 2.2%
Straits Trading Co. Ltd	Singapore	17,186,300	29,154,342
Professional Services 5.7%
PageGroup PLC	United Kingdom	9,307,501	60,280,032
SThree PLC	United Kingdom	4,069,860	17,132,992
			77,413,024
Real Estate Management & Development 2.2%
Countrywide PLC	United Kingdom	5,737,000	12,614,354
Hang Lung Group Ltd	Hong Kong	4,262,100	17,781,125
			30,395,479
Specialty Retail 1.3%
[a,b] Carpetright PLC	United Kingdom	6,064,925	17,695,409
Tobacco 2.4%
Scandinavian Tobacco Group AS	Denmark	1,882,573	32,861,942
Trading Companies & Distributors 5.1%
Grafton Group PLC, units consisting of A shares and C shares	United Kingdom	7,195,532	69,483,380
Total Common Stocks (Cost $1,248,676,530)			1,350,288,050

		Principal
		Amount
Short Term Investments (Cost $18,800,000) 1.4%
Time Deposits 1.4%
Royal Bank of Canada, 0.73%, 5/01/17	United States	$18,800,000	18,800,000
Total Investments (Cost $1,267,476,530) 101.1%			1,369,088,050
Other Assets, less Liabilities (1.1)%			(14,614,560)
Net Assets 100.0%			$1,354,473,490

See Abbreviations on page 25.

aNon-income producing.
bSee Note 7 regarding holdings of 5% voting securities.
cAt April 30, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.

|16

FRANKLIN GLOBAL TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation

|17

FRANKLIN GLOBAL TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may

|18

FRANKLIN GLOBAL TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Franklin Emerging Market Debt Opportunities Fund - Forwards and VRI

4. INCOME TAXES

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Emerging Market	Global Listed	Global
	Debt Opportunities	Infrastructure	Real Estate
	Fund	Fund	Fund

Cost of investments	$540,529,862	$37,138,392	$120,007,486

Unrealized appreciation	$48,635,729	$6,515,100	$37,334,723
Unrealized depreciation	(80,937,944)	(751,298)	(11,804,878)
Net unrealized appreciation (depreciation)	$(32,302,215)	$5,763,802	$25,529,845

			Franklin
		Franklin	International
		International	Small Cap
		Growth Fund	Growth Fund

Cost of investments		$296,514,538	$1,276,437,590

Unrealized appreciation		$83,562,463	$226,433,102
Unrealized depreciation.		(20,534,383)	(133,782,642)
Net unrealized appreciation (depreciation)		$63,028,080	$92,650,460

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Certain or all Funds invest a large percentage of their total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

|19

FRANKLIN GLOBAL TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. RESTRICTED SECURITIES

At April 30, 2017, investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount*/			Acquisition
Units		Issuer	Date	Cost	Value
Franklin Emerging Market Debt Opportunities Fund
915,085,168	JPY	Deutsche Bank AG (Government of Iraq), 2.571%, 1/01/28.	1/26/17	$5,197,302	$5,460,866
10,412,500		Development Bank of South Africa Ltd. (Government of
		Angola), Tranche 2, senior note, FRN, 7.57%, 12/20/23	12/16/13	10,412,500	9,389,175
9,800,000		Development Bank of South Africa Ltd. (Government of
		Angola), Tranche 3B, senior note, FRN, 7.57%, 12/20/23	6/06/14	9,800,000	8,836,871
9,300,000		Ethiopian Railway Corp. (Republic of Ethiopia), FRN, 5.10%,
		8/02/21	8/04/14 - 1/15/16	8,845,560	8,794,617
4,424,861		Global Distressed Alpha Fund III LP	10/11/12 - 1/22/16	4,600,000	212,402
455,579		Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual	12/28/16 - 3/30/17	455,579	455,579
272,563,694	JPY	Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
		0.563%, 1/01/28.	10/16/07 - 1/06/11	1,636,582	1,699,236
55,882,058		Holdco 2, A	2/08/13 - 2/01/17	429,250	41,809
5,561,052		Holdco 2, B	2/01/17	4,128	4,161
477,002,974	JPY	Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%,
		1/01/28	7/19/07 - 1/06/11	2,758,211	2,973,765
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20	6/19/07 - 10/14/08	723,263	—
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20	6/17/11	388,830	—
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20	1/25/11 - 6/06/11	2,023,663	—
16,478,377		Societe des Hydrocarbures du Tchad, Tranche 4, FRN,
		8.086%, 12/30/22	10/03/16	16,046,599	16,008,743
		Total Restricted Securities (Value is 10.4% of Net Assets)		$63,321,467	$53,877,224

*In U.S. dollars unless otherwise indicated.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended April 30, 2017, investments in “affiliated companies” were as follows:

	Number of				Number of
	Shares Held				Shares Held	Value
	at Beginning	Gross		Gross	at End	at End	Investment	Realized
Name of Issuer	of Period	Additions		Reductions	of Period	of Period	Income	Gain (Loss)

Franklin International Small Cap Growth Fund
Non-Controlled Affiliates
Aderans Co. Ltd	3,568,500	—		(3,568,500)	—	$—	$—	$(25,596,842)
Carpetright PLC	6,064,925	—		—	6,064,925	17,695,409	—	—
Clarkson PLC.	1,929,420	—		(131,191)	1,798,229	66,709,608	566,098	(1,682,795)
Diana Shipping Inc	7,909,500	—		—	7,909,500	31,558,905	—	—
Headlam Group PLC.	5,372,888	—		—	5,372,888	44,610,408	984,999	—
Irish Residential Properties REIT
PLC	31,125,000	—		(3,110,300)	28,014,700	39,976,503	1,447,602	(579,902)
Lar Espana Real Estate Socimi
SA	4,593,500	2,271,510	[a]	(507,800)	6,357,210	52,629,310	—	(3,036,675)
Lar Espana Real Estate Socimi
SA (interim line)	2,271,510	—		(2,271,510)[b]	—	—	—	—

|20

FRANKLIN GLOBAL TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of
	Shares Held			Shares Held		Value
	at Beginning	Gross	Gross	at End		at End	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)

Franklin International Small Cap Growth
Fund (continued)
Non-Controlled
Affiliates (continued)
Morgan Sindall Group PLC	2,498,900	—	(601,777)	1,897,123	$	—[c]	$937,469	$(624,197)
Total Affiliated Securities (Value is 18.7% of Net Assets)						$253,180,143	$3,936,168	$(31,520,411)

[a]Gross addition was the result of a corporate action.
[b]Gross reduction was the result of a corporate action.
[c]As of April 30, 2017, no longer an affiliate.

8. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended April 30, 2017, investments in affiliated management investment companies were as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.37%	20,493,180	163,701,615	(169,060,677)	15,134,118	$15,134,118	$13,070	$–	0.1%

Franklin Global Listed Infrastructure Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.37%	–	5,443,016	(4,573,283)	869,733	$869,733	$308	$–	—%[a]

Franklin International Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.37%	5,411,318	84,946,448	(80,001,056)	10,356,710	$10,356,710	$6,433	$–	0.1%
[a]Rounds to less than 0.1%.

9. INVESTMENTS IN ALTERNATIVE STRATEGIES (FT) LTD. (FT SUBSIDIARY)

Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At April 30, 2017, the FT Subsidiary’s investments as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At April 30, 2017, the net assets of the FT Subsidiary were $12,864,388 representing 2.5% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

|21

FRANKLIN GLOBAL TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Emerging Market Debt Opportunities
Fund
Assets:
Investments in Securities:
Warrants	$—	$12,220,632	$—		$12,220,632
Quasi-Sovereign and Corporate Bonds	—	165,272,364	9,540,316		174,812,680
Loan Participations and Assignments	—	40,775,079	53,618,852	[a]	94,393,931
Foreign Government and Agency Securities	—	209,405,076	2,002,838		211,407,914
Common Stocks	—	—	45,970	[a]	45,970
Private Limited Partnership Fund.	—	—	212,402		212,402
Short Term Investments	15,134,118	—	—		15,134,118
Total Investments in Securities	$15,134,118	$427,673,151	$65,420,378		$508,227,647

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$552,183	$—		$552,183

Franklin Global Listed Infrastructure Fund
Assets:
Investments in Securities:
Equity Investments[b,c]	$42,032,461	$—	$—		$42,032,461
Short Term Investments	869,733	—	—		869,733
Total Investments in Securities	$42,902,194	$—	$—		$42,902,194

Franklin Global Real Estate Fund
Assets:
Investments in Securities:
Equity Investments[c]	$144,437,331	$—	$—		$144,437,331
Short Term Investments	—	1,100,000	—		1,100,000
Total Investments in Securities	$144,437,331	$1,100,000	$—		$145,537,331

|22

FRANKLIN GLOBAL TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2		Level 3	Total
Franklin International Growth Fund
Assets:
Investments in Securities:
Equity Investments[c]	$349,185,908	$—	$	—[a]	$349,185,908
Short Term Investments	10,356,710	—		—	10,356,710
Total Investments in Securities	$359,542,618	$—		$—	$359,542,618

Franklin International Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments[c]	$1,350,288,050	$—		$—	$1,350,288,050
Short Term Investments	—	18,800,000		—	18,800,000
Total Investments in Securities	$1,350,288,050	$18,800,000		$—	$1,369,088,050

aIncludes securities determined to have no value at April 30, 2017.
bIncludes common, preferred stocks as well as other equity investments.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended April 30, 2017, is as follows:

												Net Change in
												Unrealized
												Appreciation
								Net	Net			(Depreciation)
	Balance at				Transfer	Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of				Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period		Purchases	Sales	Level 3[a]	Level 3	Adjustments[b]	(Loss)	(Depreciation)	of Period		Period End
Franklin Emerging Market Debt
Opportunities Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate
Bonds	$9,013,227		$ –	$ – $	–	$–	$–	$ –	$527,089	$9,540,316		$527,089
Loan Participations and
Assignments	33,026,695	[c]	22,054,184	(2,260,273)	–	–	524,047	211	273,988	53,618,852	[c]	273,988
Foreign Government and Agency
Securities	–		–	–	1,758,562	–	–	–	244,276	2,002,838		244,276
Common stocks	–[c]		–	–	433,380	–	–	–	(387,410)	45,970	[c]	(387,410)
Private Limited Partnership Fund .	568,829		–	–	–	–	–	–	(356,427)	212,402		(356,427)
Total Investments in Securities	$42,608,751		$22,054,184	$(2,260,273) $2,191,942		$–	$524,047	$211	$301,516	$65,420,378		$301,516

aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities. May include amounts related to a corporate action.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2017, are as follows:

|23

FRANKLIN GLOBAL TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS (continued)

	Fair Value at				Amount/	Impact to Fair Value if
Description	End of Period		Valuation Technique	Unobservable Inputs	Range	Input Increases[a]
Franklin Emerging Market Debt
Opportunities Fund
Assets:
Investments in Securities:
			Probability Weighted
Quasi-Sovereign and			Discounted Cash Flow
Corporate Bonds	$9,538,950		Model[b]	Free Cash Flow	$0.0-$15.8 (mil)	Increase[c]
				Discount rate	2.5%	Decrease
				Time to settlement	6 months	Increase[d]
				Discount for lack of
			Market Comparables	marketability	30%	Decrease[c]
Loan Participations and				Weighted average of
Assignments.	31,693,664		Consensus Pricing	offered quotes	65.1-78.0 JPY	Increase[e]
			Discounted Cash Flow
			Model	Free Cash Flow	$37.1 (mil)	Increase[c]
				Discount rate	7.4%-12.6%	Decrease
All Other Investments[f]	24,187,764	[g]
Total	$65,420,378

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bAs noted in the Consolidated Statement of Investments, this security represents Ghanaian court claims filed against the National Investment Bank of Ghana. The valuation of these claims is based on principal plus 11% simple interest commencing on default date, and is adjusted for several probability weighted outcomes arising from the legal proceedings. Considerations include the receipt and form of payment and related timing. There is uncertainty due to the risk of adverse litigation, political and economic conditions, and timing of the payment. Actual results could differ from management’s estimates and these differences could be material.
cRepresents a significant impact to fair value and net assets.
dImpact to fair value takes into consideration accrual of interest as indicated above.
eRepresents a significant impact to fair value but not net assets.
fIncludes financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable.
May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
gIncludes securities determined to have no value at April 30, 2017.

11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

|24

FRANKLIN GLOBAL TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following:

On June 21, 2017, the Supreme Court of Ghana issued an adverse court ruling on claims filed against National Investment Bank of Ghana (“NIB”), refusing to enforce NIB’s guarantee of defaulted notes issued through Sphynx Capital Markets PCC (“Sphynx”). As a result, the valuation of Sphynx (National Investment Bank of Ghana), PTN, zero cpn., 2/05/09 has been reduced to zero on that date.

Abbreviations

Counterparty		Currency		Selected Portfolio
CITI	Citibank N.A.	AZN	Azerbaijan Manat	ADR	American Depositary Receipt
MSCO	Morgan Stanley	BRL	Brazilian Real	FRN	Floating Rate Note
RBCCM	Royal Bank of Canada	CHF	Swiss Franc	GDP	Gross Domestic Product
		COP	Colombian Peso	GDR	Global Depositary Receipt
		DEM	Deutsche Mark	PIK	Payment-In-Kind
		GHS	Ghanaian Cedi	PTN	Pass-through Note
		INR	Indian Rupee	REIT	Real Estate Investment Trust
		JPY	Japanese Yen	VRI	Value Recovery Instruments
		KES	Kenyan Shilling
		MXN	Mexican Peso
		PEN	Peruvian Nuevo Sol
		RUB	Russian Ruble
		TRY	Turkish Lira
		UGX	Ugandan Shilling
		UYU	Uruguayan Peso
		ZAR	South African Rand

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|25

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By  /s/ Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date June 26, 2017

By  /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date June 26, 2017